Concentrations of Credit Risk (Details) - Schedule of Customers Account for More than 10% of the Company’s Accounts Receivable and Sale of Power		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Solar Energy Corporation Of India [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		30.09%	21.47%
Percentage of Accounts Receivable	[1]	39.64%	13.17%
Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		10.71%	13.46%
Percentage of Accounts Receivable	[1]	4.53%	11.60%
N T P C Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		15.23%	20.36%
Percentage of Accounts Receivable	[1]	5.42%	10.54%
Hubli Electricity Supply Company Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		5.32%	5.08%
Percentage of Accounts Receivable	[1]	10.49%	9.45%
Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		2.88%	3.62%
Percentage of Accounts Receivable	[1]	8.20%	14.41%
Andhra Pradesh Power Coordination Committee [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		2.83%	3.53%
Percentage of Accounts Receivable	[1]	13.12%	18.32%
Gujarat Urja Vikas Nigam Limited [Member]
Concentration Risk [Line Items]
Percentage of Sale of Power		8.89%	11.17%
Percentage of Accounts Receivable	[1]	1.79%	3.16%

[1]	Includes receivables for Rooftop entities